CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

	December 31, 2020	December 31, 2019
Cash	$920.9	$755.8
Short-term deposits with initial maturities of three months or less	20.6	74.8
	$941.5	$830.6